Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2025
Benefit Plans
Schedule of Information about the plan's funded status and pension cost

	Pension Benefits
	2025	2024

	(In thousands)
Change in benefit obligation
Beginning of year	$(6,205)	$(5,479)
Service cost	(347)	(322)
Interest cost	(391)	(323)
Actuarial loss	(208)	(305)
Benefits paid	221	224

End of year	(6,930)	(6,205)

Change in fair value of plan assets
Beginning of year	9,734	8,381
Actual return on plan assets	1,479	903
Employer contribution	630	672
Benefits paid	(221)	(222)

End of year	11,622	9,734

Funded status at end of year	$4,692	$3,529

Schedule of components of net periodic benefit cost

	Pension Benefits
	2025	2024

	(In thousands)
Unamortized net loss	$235	$793
Unamortized prior service	(50)	(139)

	$185	$654

Schedule of Information For the Pension Plan With Respect To Accumulated Benefit Obligation And Plan Assets

	December 31,
	2025	2024

	(In thousands)
Projected benefit obligation	$6,930	$6,205
Accumulated benefit obligation	$5,929	$5,332
Fair value of plan assets	$11,622	$9,734

Schedule of pension expense

	December 31,
	2025	2024

	(In thousands)
Components of net periodic benefit cost
Service cost	$347	$322
Interest cost	391	323
Expected return on plan assets	(713)	(623)
Amortization of prior service credit	(88)	(88)
Amortization of net loss	—	—

Net periodic benefit cost (benefit)	$(63)	$(66)

Schedule of Significant Assumptions

	Pension Benefits
	2025	2024
Weighted-average assumptions used to determine benefit obligation:
Discount rate	6.29%	6.49%
Rate of compensation increase	3.50%	3.50%

Weighted-average assumptions used to determine benefit cost:
Discount rate	6.49%	6.06%
Expected return on plan assets	7.00%	7.00%
Rate of compensation increase	3.50%	3.50%

Schedule of Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid as of December 31, 2025:

Pension
Benefits
(In thousands)
2026	$361
2027	426
2028	598
2029	1,307
2030	307
2031-2035	5,006
Total	$8,005

Schedule of Target Asset Allocation Percentages	The target asset allocation percentages for both 2025 and 2024 are as follows:

Large-Cap stocks	Not to exceed 68%
Small-Cap stocks	Not to exceed 23%
Mid-Cap stocks	Not to exceed 23%
International equity securities	Not to exceed 30%
Fixed income investments	Not to exceed 35%
Alternative investments	Not to exceed 19%

Schedule of Investment of Fair Value of Plan Assets as a Percentage of the Total

	December 31,
	2025	2024
Equity securities	62.7%	69.5%
Debt securities	28.5	28.6
Cash and cash equivalents	8.8	1.9

	100.0%	100.0%

Schedule of Fair Values of Company's Pension Plan By Asset Category

December 31, 2025
		Fair Value Measurements Using
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
	Total Fair	Identical Assets	Inputs	Inputs
Asset Category	Value	(Level 1)	(Level 2)	(Level 3)

	(In thousands)
Mutual money market	$586	$586	$—	$—
Mutual funds – equities
ETF mutual funds	431	431	—	—
Large and small Cap	4,439	4,439	—	—
International and emerging markets	2,538	2,538	—	—
Mutual funds – fixed income
Fixed income	2,796	2,796	—	—
ETF fixed income	832	832	—	—

Total	$11,622	$11,622	$—	$—

December 31, 2024
		Fair Value Measurements Using
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
	Total Fair	Identical Assets	Inputs	Inputs
Asset Category	Value	(Level 1)	(Level 2)	(Level 3)

	(In thousands)
Mutual money market	$188	$188	$—	$—
Mutual funds – equities
ETF mutual funds	6,203	6,203	—	—
Large and small Cap	187	187	—	—
International	373	373
Mutual funds – fixed income
Fixed income	1,840	1,840	—	—
ETF fixed income	943	943	—	—

Total	$9,734	$9,734	$—	$—

Schedule of Share Information for the ESOP

	2025	2024
Allocated shares at beginning of the year	394,283	377,870
Net shares or dividend reinvestment or distributed due to retirement/diversification	1,029	16,413

Total ESOP shares	395,312	394,283

Fair value of unearned shares at December 31st	$—	$—